LEASES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
LEASES
Schedule of Future minimum lease payments
Undiscounted Cash Flows
Discount rate	5.50%

Remainder of 2022	$2,383,000
2023	2,728,000
2024	2,724,000
2025	2,434,000
2026	2,063,000
2027	1,388,000
2028	947,000
2029	970,000
2030	909,000
Total undiscounted minimum future payments	16,546,000
Imputed interest	(2,251,000)
Total operating lease liabilities	$14,295,000
Short-term lease liabilities	$3,781,000
Long-term lease liabilities	$10,514,000

	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK Fitzroy	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

2022	$1,043,000	$883,000	$55,000	$460,000	$209,000	$496,000	$3,146,000
2023	558,000	-	19,000	497,000	-	650,000	1,724,000
2024	580,000	-	-	509,000	-	650,000	1,739,000
2025	346,000	-	-	522,000	-	650,000	1,518,000
2026	-	-	-	535,000	-	542,000	1,077,000
2027	-	-	-	455,000	-		455,000

Total undiscounted minimum future payments	$2,527,000	$883,000	$74,000	$2,978,000	$209,000	$2,988,000	$9,659,000
Imputed interest	(157,000)	-	-	130,000	(26,000)	(427,000)	(480,000)
Total operating lease liabilities	$2,370,000	$883,000	$74,000	$3,108,000	$183,000	$2,561,000	$9,179,000
Short-term lease liabilities	$951,000	$883,000	$56,000	$908,000	$183,000	$363,000	$3,344,000
Long-term lease liabilities	$1,419,000	$-	$18,000	$2,200,000	$-	$2,198,000	$5,835,000

Schedule of Operating Leases
March 31, 2022
Weighted average remaining lease term in years	3.9 years
Weighted average discount rate	13.6%

June 30, 2021
Weighted average remaining lease term in years	3.2 years
Weighted average discount rate	5.0%

Schedule of rental income
	2021	2020
Troika Design	$-	$186,000
Mission US	289,000	292,000
Mission UK	163,000	213,000
	$452,000	$691,000